Details of Significant Accounts - Earnings per share, schedule of potential dilutive instruments not included in calculation of diluted EPS (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Potentially dilutive instruments (shares in thousands)
Warrants liabilities (in thousand shares)	20,850	20,850
Employee stock options (in thousand shares)	3,877	3,698
Shareholder earnout (in thousand shares)	10,000	10,000
Sponsor earnout (in thousand shares)	1,176	1,176
Potentially dilutive instruments (in thousands shares)	35,903	35,724